Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Prior to IPO	Subsequent to IPO	Cumulative Effect, Period of Adoption, Adjustment	Common Stock Common Class A	Common Stock Common Class B	Common Stock Class R Redeemable Stock	Deferred Shares	Additional Paid-In Capital	Retained Earnings	Retained Earnings Prior to IPO	Retained Earnings Subsequent to IPO	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income/(Loss)	Accumulated Other Comprehensive Income/(Loss) Cumulative Effect, Period of Adoption, Adjustment	Non-Controlling Interest	Non-Controlling Interest Prior to IPO	Non-Controlling Interest Subsequent to IPO	Treasury Interests	Shareholders' Contributions
Beginning balance at Dec. 31, 2017	$ 4,460,546									$ 655,446			$ (2,863)	$ 381,381	$ 2,863	$ 141,203				$ 3,282,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(1,031,823)									(814,359)						(217,464)
Reclassification of loss on interest rate swaps	8,003													8,003
Net income	1,517,855									1,377,729						140,126
Unrealized gain on available for sale debt securities	(402,502)													(402,502)
Ending balance at Dec. 31, 2018	4,552,079									1,215,953				(10,255)		63,865				3,282,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions	(880,142)									(739,276)						(140,866)
Reclassification of loss on interest rate swaps	6,189													6,189
Net income	2,461,419									2,348,535						112,884
Unrealized gain on available for sale debt securities	6,159													6,159
Purchase of treasury interests	(4,266)																		$ (4,266)
Ending balance at Dec. 31, 2019	6,141,438			$ (192,705)						2,825,212			(192,705)	2,093		35,883			(4,266)	3,282,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	1,441,275															1,133,629				307,646
Transfer of interests																1,037,161				(1,037,161)
Distributions	(393,202)									(141,776)						(251,426)
Reclassification of loss on interest rate swaps	4,066													4,066
Net income	109,096									71,240						37,856	$ 37,856
Unrealized gain on available for sale debt securities	52,725													43,053		9,672
Ending balance at Mar. 31, 2020	7,162,693									2,561,971				49,212		2,002,775			(4,266)	2,553,001
Beginning balance at Dec. 31, 2019	6,141,438			$ (192,705)						2,825,212			$ (192,705)	2,093		35,883			(4,266)	3,282,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	1,482,322															1,174,676				307,646
Transfer of interests																1,037,161				(1,037,161)
Distributions	(1,105,765)									(313,408)						(792,357)
Initial share issuance upon registration of Royalty Pharma plc	63						$ 63
Initial share issuance upon registration of plc (in shares)							50,000
Issuance of Class B shares to Continuing Investors Partnerships	1					$ 1
Issuance of Class B shares to Continuing Investor Partnerships (in shares)						535,383,000
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	(1)				$ 30	$ (1)			$ 1,402,762	(1,261,014)				(24,022)		2,433,098			2,147	$ (2,553,001)
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity (in shares)					294,176,000	(294,176,000)		294,176,000
Issuance of Class A ordinary shares sold in IPO, net of offering costs	1,908,744				$ 7				1,150,383							758,354
Issuance of Class A ordinary shares sold in initial public offering, net of offering costs (in shares)					71,625,000
Share based compensation and related issuance of Class A ordinary shares	5,428								5,428
Share based compensation and related issuance of Class A ordinary shares (in shares)					76,000
Other exchanges	191				$ 2				307,391					2,562		(309,566)			(198)
Other exchanges (in shares)					22,231,000	(22,231,000)		22,231,000
Dividends	(112,490)									(112,490)
Reclassification of loss on interest rate swaps	4,066													4,066
Net income	1,701,954	$ 624,885	$ 1,077,069								$ 479,842	$ 495,198					145,043	$ 581,871
Unrealized gain on available for sale debt securities	83,120													60,617		22,503
Reclassification of unrealized gain on available for sale debt securities	(20,551)													(10,921)		(9,630)
Ending balance at Dec. 31, 2020	9,895,815				$ 39		$ 63		2,865,964	1,920,635				34,395		5,077,036			(2,317)
Ending balance (in shares) at Dec. 31, 2020					388,135,000	218,976,000	50,000	316,407,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	3,253															3,253
Distributions	(145,378)															(145,378)
Share based compensation and related issuance of Class A ordinary shares	713								713
Share based compensation and related issuance of Class A ordinary shares (in shares)					1,000
Other exchanges									64,572					542		(65,072)			(42)
Other exchanges (in shares)					4,721,000	(4,721,000)		4,721,000
Dividends	(65,983)									(65,983)
Net income	158,979									69,119						89,860	$ 89,860
Unrealized gain on available for sale debt securities	5,125													2,712		2,413
Reclassification of unrealized gain on available for sale debt securities	(15,491)													(8,197)		(7,294)
Ending balance at Mar. 31, 2021	$ 9,837,033				$ 39		$ 63		$ 2,931,249	$ 1,923,771				$ 29,452		$ 4,954,818			$ (2,359)
Ending balance (in shares) at Mar. 31, 2021					392,857,000	214,255,000	50,000	321,128,000